Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
PP&E	$ 311	$ 875	$ 918
Intangible assets	10	13	31
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	64	42	36
Intangible assets	0	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	97	674	745
Intangible assets	0	0	19
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	100	89	43
Intangible assets	0	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	13	16	19
Intangible assets	0	0	0
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0	0
Intangible assets	0	0	3
Operating segments | Corporate
Disclosure of operating segments [line items]
PP&E	37	54	75
Intangible assets	$ 10	$ 13	$ 9